Subsequent Events - Additional Information (Details)	Apr. 08, 2026 USD ($) shares $ / shares	Apr. 20, 2026 GBP (£)	Mar. 31, 2026 GBP (£) shares	Mar. 31, 2025 shares	Aug. 21, 2024 shares	Aug. 19, 2024 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			579,218	173,679
Deposit on leases | £			£ 21,703
Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			579,218		44,356	10,725
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Stock Options, Granted	28,720
Stock Options, Exercise price, Granted | $ / shares	$ 3.75
Vesting period	3 years
Number of pre-funded warrants exercised	217,720
Proceeds from exercise of pre-funded warrants | $	$ 544
Initial annual amount | £		£ 7,850.04
Percentage of increase in annual amount each year		5.00%
Deposit on leases | £		£ 2,356
Events After Reporting Period | Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	217,720